OTHER ASSETS (Details) - CAD ($) $ in Millions	Mar. 31, 2018	Mar. 31, 2017
Miscellaneous assets [abstract]
Restricted cash (Note 28)	$ 31.8	$ 26.0
Prepaid rent to a portfolio investment	31.7	28.5
Advances to a portfolio investment (Note 28)	38.1	39.7
Non-current receivables	131.8	134.8
Investment tax credits	225.7	223.1
Other	22.9	19.2
Other non-current assets	$ 482.0	$ 471.3